Note 17. Stockholders' Equity Narrative (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 18, 2013	Jun. 27, 2012	Aug. 17, 2012	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2014 votes_per_share	Dec. 31, 2013	Dec. 31, 2012	May 29, 2014	Sep. 18, 2013	Aug. 20, 2012	Jun. 27, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value						$ 60,900,000
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options						21,300,000
Equity Offering Shares	34,500,000									34,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period			6,900,000			944,943
Preferred stock shares authorized						50,000,000	50,000,000
Preferred stock par value						$ 0.01	$ 0.01
Preferred Stock, Shares Issued						0
Common stock par value	$ 0.01					$ 0.01	$ 0.01			$ 0.01
Sale of Stock, Price Per Share	$ 7.25					$ 337,800,000.000				$ 7.25
Number Of Votes Per Share Of Common Stock						1
Dividends, Common Stock, Cash						0
Common stock shares authorized						700,000,000	300,000,000		700,000,000
Per share discount and commissions on common stock issuance	$ 0.29									$ 0.29
Proceeds from Issuance or Sale of Equity	239,600,000
Proceeds from Issuance of Common Stock		10,400,000
Stock Repurchase Program, Authorized Amount						1,000,000,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		15.00%										15.00%
Optional Redeemable NCI Investment		55,000,000										55,000,000
Temporary Equity, Accretion to Redemption Value								1,600,000
Reclassification of Redeemable Non Controlling Interest to Liability					14,900,000
Temporary Equity, Accretion to Redemption Value, Adjustment						2,400,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures							16,500,000
Stock Price											$ 2.77
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures						200,000
Granted (in shares)						266,500
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Requirements, Achievement of Price Hurdles, Period						5 years
Performance Grant Hurdle Price 1				$ 7.00
Performance Grant Hurdle Price 2				$ 10.00
Performance Grant Hurdle Price 3				$ 15.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Fair Value				11,000,000
Stock-based employee compensation						46,200,000	29,700,000	31,400,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period (in years)						2 years
Total unrecognized compensation cost						83,800,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 8 months 15 days
Granted						5,531,025
Weighted-average fair value of restricted stock units per share on the date of grant						$ 18.80	$ 8.88	$ 3.06
Three-year cliff vesting period						3 years
Four Year Cliff Vesting Period						4 years
Five Year Cliff Vesting Period						5 years
Four-year ratable vesting						4 years
Grant date fair value of awards						18,400,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options vesting period (in years)				1 year
Weighted-average grant-date fair value per share of options granted						$ 8.45	$ 4.03	$ 1.18
Total unrecognized compensation cost						13,900,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 3 months 22 days
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			2,000,000
Granted (in shares)				9,400,000
Share-based Compensation Arrangement by Share-based Payment Award, Contractual Term				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Tranches Award Vested				3
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting, Number of Price Hurdles				3
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Requirements, Achievement of Price Hurdles, Period				30 days
Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for future grant under these plans						12,900,000
Stock options vesting period (in years)						4 years
Share-based Compensation Arrangement by Share-based Payment Award, Contractual Term						10 years
Three-year cliff vesting period						3 years
Four Year Cliff Vesting Period						4 years
Five Year Cliff Vesting Period						5 years
Treasury Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock repurchases (in shares)						0
Treasury Stock, Shares, Acquired From Inception						9,000,000
Treasury Stock, Value, Acquired, Cost From Inception						448,000,000
Terraform [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of awards						30,000,000
Number of shares available for issuance						8,600,000
Shares reserved for future issuance						2,800,000
Stock-based employee compensation						5,800,000
SunEdison Semiconductor Ltd. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value of awards						36,400,000
Number of shares available for issuance						11,000,000
Shares reserved for future issuance						7,700,000
Stock-based employee compensation						$ 4,500,000